Long-term investments - Additional information (Details) $ in Thousands, ¥ in Millions	1 Months Ended					12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Jun. 30, 2023 CNY (¥)	Jun. 30, 2021 USD ($) director shares	Jun. 30, 2021 CNY (¥) director shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)
Long-term Investments
Income (Loss) from investment						$ 2,088		$ (340)	$ (360)
Consideration paid						$ 1,120		$ 5,880	$ 7,729
Hubei Venture Fund
Long-term Investments
Equity method investment, ownership percentage (as a percent)						39.40%				39.40%
Income (Loss) from investment						$ 1,800
Equity method investment						2,200
Impairment charges on investment						$ 0
Chongqing Venture Fund
Long-term Investments
Equity method investment, ownership percentage (as a percent)						18.50%				18.50%
Net equity earnings from investment						$ 600
Proceeds from distribution from funds						1,000
Impairment charges on investment						$ 0
Suzhou Qingshan
Long-term Investments
Equity method investment, ownership percentage (as a percent)						22.60%				22.60%
Net equity earnings from investment						$ 700
Impairment charges on investment						$ 0
Suzhou Mingzhi
Long-term Investments
Equity method investment, ownership percentage (as a percent)						19.74%				19.74%	19.74%	19.74%
Income (Loss) from investment						$ 300
Net equity earnings from investment											$ 4,200	¥ 30.0
Consideration paid			¥ 21.0			2,900	¥ 21.0
Impairment charges on investment						$ 0
Suzhou Venture Fund
Long-term Investments
Equity method investment, ownership percentage (as a percent)						12.50%				12.50%
Income (Loss) from investment						$ (500)
Proceeds from distribution from funds						300
Impairment charges on investment						0
Sentient AB
Long-term Investments
Purchase of common stock shares | shares				200	200
Equity method investment, ownership percentage (as a percent)				40.00%	40.00%
Income (Loss) from investment						(500)
Consideration for additional equity interest acquired				$ 24,500	¥ 155.2
Impairment charges on investment						0
Bebest Shanghai
Long-term Investments
Purchase of common stock shares | shares	275,056	275,056
Equity method investment, ownership percentage (as a percent)	1.14%	1.14%						1.14%
Consideration for additional equity interest acquired	$ 2,800	¥ 20.0
Initial cost value of equity securities without readily determinable fair values						2,800
Re-measurement gain or loss, Downward price adjustment						0
Re-measurement gain or loss, Upward price adjustment						0
Impairment loss on investments						$ 0
Bebest Shanghai
Long-term Investments
Equity method investment, ownership percentage (as a percent)						1.09%				1.09%
Jingzhou Jinyu
Long-term Investments
Equity method investment, ownership percentage (as a percent)						14.50%				14.50%
Net equity earnings from investment						$ 2,100				¥ 15.0
Shanghai IAT
Long-term Investments
Equity method investment, ownership percentage (as a percent)						25.00%				25.00%
Net equity earnings from investment						$ 1,400				¥ 10.0
Consideration paid						1,400	¥ 10.0
Investments in limited partnerships
Long-term Investments
Income (Loss) from investment						$ 2,900
Hubei Henglong Automotive System Group Co., Ltd.[Member] | Sentient AB
Long-term Investments
Number of board of directors | director				2	2